Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 18, 2026
Entity Registrant Name	D-Wave Quantum Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41468
Entity Tax Identification Number	88-1068854
Entity Address, Address Line One	2650 East Bayshore Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	285-2881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	QBTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001907982
Amendment Flag	false